Provision for Income Taxes (Detail) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Current income tax expense:
The Company and domestic subsidiaries	$ 171,690	¥ 14,276,000	¥ 9,227,000	¥ 5,960,000
Foreign subsidiaries	105,267	8,753,000	9,043,000	4,345,000
Total current	276,957	23,029,000	18,270,000	10,305,000
Deferred income tax expense (benefit):
The Company and domestic subsidiaries	(46,434)	(3,861,000)	198,000	1,908,000
Foreign subsidiaries	(7,637)	(635,000)	(938,000)	262,000
Total deferred	(54,071)	(4,496,000)	(740,000)	2,170,000
Total provision	$ 222,886	¥ 18,533,000	¥ 17,530,000	¥ 12,475,000